UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21237

                     Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.2960 N. Meridian Street, Suite 300 Indianapolis, IN      46208

(Address of principal executive offices)                         (Zip code)

William Murphy
Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     4/30

Date of reporting period:     07/31/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund
Schedule of Investments
July 31, 2008
(Unaudited)

Common Stocks - 95.12%	Shares	Value

Aircraft Engines & Engine Parts - 1.37%
United Technologies Corp.	3,758	$ 240,437

Beverages - 2.10%
Constellation Brands, Inc. - Class A (a)	17,128	368,595

Biological Products - 2.01%
Amgen, Inc. (a)	5,630	352,607

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 1.24%
Del Monte Foods Co.	25,675	217,981

Cogeneration Services & Small Power Producers - 1.28%
The AES Corp. (a)	13,916	224,604

Computer Communications Equipment - 1.62%
Cisco Systems, Inc. (a)	12,906	283,803

Computer Storage Devices - 1.04%
Seagate Technology	12,188	182,454

Computers & Office Equipment - 1.97%
International Business Machines Corp.	2,703	345,930

Consulting Services - 1.50%
Accenture, Ltd. - Class A	6,323	264,048

Crude Petroleum & Natural Gas - 1.83%
Apache Corp.	1,462	163,993
Devon Energy Corp.	1,656	157,138
		321,131

Electronic Computers - 1.72%
Dell, Inc. (a)	12,319	302,678

Engines & Turbines - 1.27%
Dresser-Rand Group, Inc. (a)	5,850	222,885

Fire, Marine & Casualty Insurance - 3.27%
ACE, Ltd.	2,716	137,701
American International Group, Inc.	5,245	136,632
Chubb Corp.	3,035	145,801
The Travelers Companies, Inc.	3,469	153,052
		573,186

Hospital & Medical Service Plans - 0.90%
CIGNA Corp.	4,260	157,705

Household Appliances - 0.83%
Whirlpool Corp.	1,925	145,723

Industrial Instruments For Measurement, Display & Control - 3.28%
Danaher Corp.	3,727	296,856
Roper Industries, Inc.	4,546	278,124
		574,980

*See accompanying notes which are an intregal part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.12% - continued	Shares	Value

Insurance Agents, Brokers & Service - 0.80%
Metlife, Inc.	2,768	$ 140,531

Investment Advice - 0.92%
Franklin Resources, Inc.	1,603	161,278

Life Insurance - 0.95%
Prudential Fiancial, Inc.	2,410	166,218

National Commercial Banks - 5.89%
Bank of America Corp.	5,984	196,874
Citigroup, Inc.	8,276	154,678
JPMorgan Chase & Co.	4,115	167,192
State Street Corp.	2,305	165,130
U.S. Bancorp	5,350	163,764
Wells Fargo & Co.	6,142	185,918
		1,033,556

Natural Gas Distribution - 3.08%
MDU Resources Group, Inc.	8,794	280,617
UGI Corp.	9,600	259,776
		540,393

Personal Credit Institutions - 0.81%
American Express Co.	3,810	141,427

Petroleum Refining - 4.42%
Chevron Corp.	2,229	188,484
ConocoPhillips	3,977	324,603
Valero Energy Corp.	7,881	263,304
		776,391

Pharmaceutical Preparations - 7.94%
Forest Laboratories, Inc. (a)	6,708	238,201
GlaxoSmithKline plc (b)	6,900	321,264
Johnson & Johnson	4,573	313,113
Sanofi-Aventis S.A. (b)	6,968	243,601
Watson Pharmaceuticals, Inc. (a)	9,594	277,363
		1,393,542

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.29%
The Dow Chemical Co.	6,815	227,008

Public Building & Related Furniture - 0.85%
Johnson Controls, Inc.	4,935	148,840

Radio/TV Equipment - 1.57%
L-3 Communications Holdings, Inc.	2,793	275,641

Radiotelephone Communications - 1.68%
NII Holdings, Inc. (a)	5,410	295,711

Railroads, Line-Haul Operating - 2.62%
Burlington Northern Santa Fe Corp.	2,188	227,836
Norfolk Southern Corp.	3,226	232,014
		459,850

*See accompanying notes which are an intregal part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.12% - continued	Shares	Value

Real Estate Agents & Managers - 0.59%
CB Richard Ellis Group, Inc - Class A (a)	7,327	$ 102,944

Retail - Auto & Home Supply Stores - 1.54%
AutoZone, Inc. (a)	2,078	270,743

Retail - Department Stores - 1.29%
Kohl's Corp. (a)	5,388	225,811

Retail - Lumber & Other Building Materials Dealers - 1.21%
Home Depot, Inc.	8,934	212,897

Retail - Drug Stores & Proprietary Stores - 1.38%
Walgreen Co.	7,075	242,956

Retail - Grocery Stores - 1.56%
The Kroger Co.	9,671	273,496

Retail - Variety Stores - 3.95%
Costco Wholesale Corp.	3,589	224,959
Target Corp.	4,510	203,987
Wal-Mart Stores, Inc.	4,500	263,790
		692,736

Rubber & Plastics Footwear - 1.80%
NIKE, Inc. - Class B	5,377	315,522

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.43%
Northrop Grumman Corp.	3,724	250,960

Security Brokers, Dealers & Flotation Companies - 0.89%
The Goldman Sachs Group, Inc.	849	156,250

Semiconductors & Related Devices - 3.42%
Novellus Systems, Inc. (a)	11,312	230,425
Nvidia Corp. (a)	12,840	146,890
Texas Instruments, Inc.	9,145	222,955
		600,270

Services - Computer Processing & Data Preparation - 1.42%
Fiserv, Inc. (a)	5,227	249,955

Services - Medical Laboratories - 1.62%
Laboratory Corporation of America Holdings (a)	4,208	284,377

Services - Prepackaged Software - 3.16%
Microsoft Corp.	9,300	239,196
Oracle Corp. (a)	14,665	315,737
		554,933

Services - Racing, Including Track Operation - 1.12%
International Speedway Corp. - Class A	5,336	196,311

Ship & Boat Building & Repairing - 1.52%
General Dynamics Corp.	3,004	267,777

*See accompanying notes which are an intregal part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2008
(Unaudited)

Common Stocks - 95.12% - continued	Shares	Value

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.01%
Proctor & Gamble Co.	5,378	$ 352,151

State Commercial Banks - 0.90%
Capital One Financial Corp.	3,793	158,775
	.
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.25%
Nucor Corp.	3,849	220,240
	.
Wholesale - Computers & Peripheral Equipment & Software - 1.44%
Ingram Micro, Inc. (a)	13,713	252,731

Wholesale - Industrial Machinery & Equipment - 1.57%
Airgas, Inc.	4,821	276,147

TOTAL COMMON STOCKS (Cost $17,992,851)		16,697,115

Exchange-Traded Funds - 4.18%
Energy Select Sector SPDR Fund	4,900	364,560
Financial Select Sector SPDR Fund	15,300	330,939
SPDR Trust, Series 1	300	38,049

TOTAL EXCHANGE-TRADED FUNDS (Cost $744,601)		733,548

Money Market Securities - 0.03%
Huntington Money Market Fund - Trust Shares, 1.44% (c)	5,490	5,490

TOTAL MONEY MARKET SECURITIES (Cost $5,490)		5,490

TOTAL INVESTMENTS (Cost $18,742,942) - 99.33%		17,436,153

Assets less Other Liabilities - 0.67%		117,924

TOTAL NET ASSETS - 100.00%		$ 17,554,077

(a) Non-income producing
(b) American Depositary Receipt
(c) Variable rate security; the rate shown represents the yield at July 31, 2008.

Tax Related
Unrealized appreciation		$ 853,116
Unrealized depreciation		(2,159,905)
Net unrealized depreciation		$ (1,306,789)

Aggregate cost of securities for income tax purposes		$ 18,742,942

*See accompanying notes which are an intregal part of these financial statements.

Toreador Large Cap Fund
Related Footnotes to the Schedule of Investments

July 31, 2008 – (Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Fair Valuation – The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$17,430,663	$-
Level 2 – Other Significant Observable Inputs	$5,490	$-
Level 3 – Internal Unobservable Inputs	$-	$-
Total	$17,436,153	$-

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of August 8, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By	/s Anthony J. Ghoston
Anthony J. Ghoston, President

Date	9/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	9/22/08

By	/s/ William Murphy
William Murphy, Interim Treasurer

Date	9/22/08